Revenue Disaggregation	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue Disaggregation

11. Revenue Disaggregation

Geographic Information

The following table breaks down revenue for the six months ended June 30, 2026, and 2025, respectively by geographic location of the Company’s revenue. The geographical location is based on the locations at which the marine fuel is delivered to the customers.

	2026	2025
	(Unaudited)	(Unaudited)
China	$308,826,787	$178,863,885
Hong Kong	63,591,302	73,613,081
Malaysia	18,337,987	5,672,900
Singapore	2,178,759	4,415,766
South Korea	1,689,720	160,700
Other	961,075	2,444,559
Total:	$395,585,630	$265,170,891

Other includes primarily Taiwan, Australia and Japan, Belgium, Mauritius, Netherlands, Vietnam, Thailand, and Turkey.